Acquisition of Apple Bidco Limited - Schedule of Net Purchase Price (Detail) - APR Energy [Member]	Feb. 28, 2020 USD ($)
Business Acquisition [Line Items]
Common shares issued	$ 316,800,000
Holdback Shares	70,600,000
Less: Contingent consideration asset	(95,200,000)
Less: Purchase price adjustment	(4,500,000)
Net purchase price	287,700,000
As Originally Reported [Member]
Business Acquisition [Line Items]
Common shares issued	316,800,000
Holdback Shares	70,600,000
Less: Contingent consideration asset	(41,500,000)
Less: Purchase price adjustment	(52,500,000)
Net purchase price	293,400,000
Adjustments [Member]
Business Acquisition [Line Items]
Common shares issued	0
Holdback Shares	0
Less: Contingent consideration asset	(53,700,000)
Less: Purchase price adjustment	48,000,000.0
Net purchase price	$ (5,700,000)